Schedule of intangible assets (Details) - CAD ($) $ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
IfrsStatementLineItems [Line Items]
Net Book Value, Balance	[1]	$ 17,108	$ 19,267
F I T Contracts [Member]
IfrsStatementLineItems [Line Items]
Net Book Value, Balance	[1]	14,259	15,783
BESS contracts [member]
IfrsStatementLineItems [Line Items]
Net Book Value, Balance	[1]	2,849	3,484
Cost [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance		23,030	2,110
Additions from acquisition (note 19)			20,920
Accumulated amortization, beginning balance		23,030	23,030
Cost [member] | F I T Contracts [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance		18,900	2,110
Additions from acquisition (note 19)			16,790
Accumulated amortization, beginning balance		18,900	18,900
Cost [member] | BESS contracts [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance		4,130
Additions from acquisition (note 19)			4,130
Accumulated amortization, beginning balance		4,130	4,130
Accumulated amortization [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance		3,763	109
Amortization		1,411	1,471
Impairment (note 25)		748	7,412
Accumulated amortization, beginning balance		5,922	3,763
Reallocation of impairment loss (note 2(e)(ii))			(5,229)
Accumulated amortization [member] | F I T Contracts [Member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance		3,117	109
Amortization		1,392	1,471
Impairment (note 25)		132	6,766
Accumulated amortization, beginning balance		4,641	3,117
Reallocation of impairment loss (note 2(e)(ii))			(5,229)
Accumulated amortization [member] | BESS contracts [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization, beginning balance		646
Amortization		19
Impairment (note 25)		616	646
Accumulated amortization, beginning balance		$ 1,281	646
Reallocation of impairment loss (note 2(e)(ii))

[1]	The balance includes restricted cash balances totaling $6,517 comprised of $2,630 classified as current and $3,887 classified as non-current.